Assets Acquired - Schedule of Purchase Price Allocation (Details) - Tar Sands Holding II [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Preliminary Purchase Price Allocation
Fair value of 800,000 common stock	$ 8,000,000
Promissory note – cash consideration	12,000,000
Transaction cost incurred (legal and advisory)	1,999,852
Total Purchase Price	21,999,852
Fair value of construction in process acquired	15,400,913
Fair value of land acquired	6,635,932
Net liabilities assumed	(36,993)
Fair value of assets acquired	$ 21,999,852